The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS—98.8%
Automobile Components—3.7%
Hankook Tire & Technology Co. Ltd.	38,200	1,534,934
Hyundai Mobis Co. Ltd.	18,640	3,618,727

		5,153,661

Automobiles—5.5%
Hyundai Motor Co.	15,800	2,780,302
Hyundai Motor Co. (Preference)	24,200	2,820,371
Kia Corp.	25,400	2,110,974

		7,711,647

Banks—7.6%
Hana Financial Group, Inc.	95,500	4,180,782
KakaoBank Corp.	30,500	637,015
Shinhan Financial Group Co. Ltd.	168,000	5,926,215

		10,744,012

Biotechnology—2.0%
APRILBIO Co. Ltd.*	78,800	965,826
Hugel, Inc.*	12,402	1,777,855

		2,743,681

Capital Markets—3.4%
KIWOOM Securities Co. Ltd.	21,046	1,928,014
Korea Investment Holdings Co. Ltd.	31,800	1,574,398
Samsung Securities Co. Ltd.	41,400	1,251,887

		4,754,299

Chemicals—8.0%
DL Holdings Co. Ltd.	19,000	739,716
Dongsung Finetec Co. Ltd.	76,100	684,472
Hansol Chemical Co. Ltd.	8,500	1,268,819
Kumho Petrochemical Co. Ltd.	14,100	1,471,002
LG Chem Ltd.	18,000	5,891,496
SKC Co. Ltd.*	6,100	542,116
Soulbrain Co. Ltd.	3,300	718,024

		11,315,645

Consumer Staples Distribution & Retail—1.0%
BGF retail Co. Ltd.	15,648	1,359,258

Electrical Equipment—1.0%
SK IE Technology Co. Ltd.*(a)	26,700	1,450,251

Electronic Equipment, Instruments & Components—5.0%
Park Systems Corp.	5,600	632,159
Samsung Electro-Mechanics Co. Ltd.	25,000	2,785,508
Samsung SDI Co. Ltd.	8,000	2,837,233
SOLUM Co. Ltd.*	40,000	733,404

		6,988,304

Entertainment—1.5%
SM Entertainment Co. Ltd.	25,000	1,586,380
YG Entertainment, Inc.	13,900	475,187

		2,061,567

Financial Services—0.5%
NHN KCP Corp.	77,851	718,753

Food Products—2.1%
CJ CheilJedang Corp.	7,800	1,692,094
Orion Corp.	17,800	1,214,610

		2,906,704

Health Care Equipment & Supplies—0.1%
Suheung Co. Ltd.	8,130	136,860

Household Durables—0.4%
Coway Co. Ltd.	14,200	593,548

Industrial Conglomerates—1.4%
SK, Inc.	15,000	2,034,789

Insurance—2.3%
Hyundai Marine & Fire Insurance Co. Ltd.	59,800	1,369,642
Samsung Life Insurance Co. Ltd.	26,700	1,894,096

		3,263,738

Interactive Media & Services—4.8%
AfreecaTV Co. Ltd.	6,900	631,274
Kakao Corp.	42,800	1,729,999
NAVER Corp.	31,900	4,431,793

		6,793,066

Life Sciences Tools & Services—3.1%
Samsung Biologics Co. Ltd.*(a)	5,450	3,373,145
ST Pharm Co. Ltd.	14,300	959,479

		4,332,624

Machinery—2.8%
Hanwha Engine*	93,300	684,935
Hy-Lok Corp.	36,500	706,351
Samsung Heavy Industries Co. Ltd.*	387,600	2,482,639

		3,873,925

Metals & Mining—0.8%
POSCO Holdings, Inc.	3,800	1,190,267

Oil, Gas & Consumable Fuels—2.4%
S-Oil Corp.	59,500	3,446,130

Passenger Airlines—1.1%
Korean Air Lines Co. Ltd.	96,700	1,556,915

Personal Care Products—0.5%
APR Corp.*	3,300	642,228

Pharmaceuticals—0.7%
HK inno N Corp.	36,048	1,018,564

Professional Services—0.4%
NICE Information Service Co. Ltd.	71,554	542,942

Semiconductors & Semiconductor Equipment—12.0%
Eugene Technology Co. Ltd.	19,500	616,554
HAESUNG DS Co. Ltd.	27,000	1,022,982
SK Hynix, Inc.	111,650	14,790,876
WONIK IPS Co. Ltd.*	15,600	481,053

		16,911,465

Specialty Retail—0.8%
K Car Co. Ltd.	103,984	1,056,519

Technology Hardware, Storage & Peripherals—23.9%
Samsung Electronics Co. Ltd.	434,000	26,082,320
Samsung Electronics Co. Ltd. (Preference)	152,500	7,611,611

		33,693,931

TOTAL COMMON STOCKS (COST $101,850,433)		138,995,293

Total Investments—98.8% (Cost $101,850,433)		138,995,293
Other Assets Less Liabilities—1.2%		1,756,009

Net Assets—100.0%		140,751,302

Percentages indicated are based on net assets.

The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

Abbreviations
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
*	Non-income producing security.

The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

Under Section 2(a)(41) of the Investment Company Act of 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations. This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobile Components	$—	$5,153,661	$—	$5,153,661
Automobiles	—	7,711,647	—	7,711,647
Banks	—	10,744,012	—	10,744,012
Biotechnology	—	2,743,681	—	2,743,681
Capital Markets	—	4,754,299	—	4,754,299
Chemicals	—	11,315,645	—	11,315,645
Consumer Staples Distribution & Retail	—	1,359,258	—	1,359,258
Electrical Equipment	—	1,450,251	—	1,450,251
Electronic Equipment, Instruments & Components	—	6,988,304	—	6,988,304
Entertainment	—	2,061,567	—	2,061,567
Financial Services	—	718,753	—	718,753
Food Products	—	2,906,704	—	2,906,704
Health Care Equipment & Supplies	—	136,860	—	136,860
Household Durables	—	593,548	—	593,548
Industrial Conglomerates	—	2,034,789	—	2,034,789
Insurance	—	3,263,738	—	3,263,738
Interactive Media & Services	—	6,793,066	—	6,793,066
Life Sciences Tools & Services	—	4,332,624	—	4,332,624
Machinery	—	3,873,925	—	3,873,925
Metals & Mining	—	1,190,267	—	1,190,267
Oil, Gas & Consumable Fuels	—	3,446,130	—	3,446,130
Passenger Airlines	—	1,556,915	—	1,556,915
Personal Care Products	642,228	—	—	642,228
Pharmaceuticals	—	1,018,564	—	1,018,564
Professional Services	—	542,942	—	542,942

The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

Semiconductors & Semiconductor Equipment	481,053	16,430,412	—	16,911,465
Specialty Retail	—	1,056,519	—	1,056,519
Technology Hardware, Storage & Peripherals	—	33,693,931	—	33,693,931

Total Common Stocks	1,123,281	137,872,012	—	138,995,293

Total Investments in Securities	$1,123,281	$137,872,012	$—	$138,995,293